NON-WHOLLY OWNED SUBSIDIARIES	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
NON-WHOLLY OWNED SUBSIDIARIES	NON-WHOLLY OWNED SUBSIDIARIES
The following tables present the gross assets and liabilities as at December 31, 2025 and 2024 as well as gross amounts of revenues, net income (loss), other comprehensive income (loss) and distributions for the years ended December 31, 2025, 2024, and 2023 from the company’s investments in material non-wholly owned subsidiaries:

	Year ended December 31, 2025
	Total							Profit/(loss) allocated to non-controlling interests	Distributions to non-controlling interests	Equity allocated to non-controlling interests
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Total	$1,084	$11,776	$686	$9,307	$2,586	$(294)	$15	$(228)	$(4)	$2,781

	Year ended December 31, 2024
	Total							Profit/(loss) allocated to non-controlling interests	Distributions to non-controlling interests	Equity allocated to non-controlling interests
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Total	$1,736	$14,150	$1,496	$11,468	$4,340	$(1,423)	$(168)	$(1,039)	$(34)	$2,694

	Year ended December 31, 2023
	Total			Profit/(loss) allocated to non-controlling interests	Distributions to non-controlling interests	Equity allocated to non-controlling interests
(US$ MILLIONS)	Revenues	Net income (loss)	OCI
Total	$8,180	$3,149	$(25)	$2,310	$(2,947)	$3,880